SHORT-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM LOAN
Schedule of short-term loan

	As of December 31,
	2021	2022
	RMB	RMB
Short-term bank borrowing	100,000	100,000